Income per share - Disclosure of detailed information about basic and diluted income per share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Shares [Abstract]
Net income for the year attributable to common shareholders	$ 6,118	$ 26,085
Weighted average number of ordinary shares - basic	250,651,506	224,946,412
Effect of dilutive stock options	5,120,572	230,302
Weighted average number of ordinary shares - diluted	255,772,078	225,176,714